Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Earnings from investments under the equity method	38,000	34,100
Net (loss) gain, including impairment on equity securities	(2,081)	251	1,924
Net loss on trading account debt securities	(208)	(817)	(785)
Expenses
Interest expense	286,971	223,980	212,518
Provision (reversal) for loan losses	228,072	325,424	170,016
Loss on early extinguishment of debt	(12,522)	0	0
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	737,737	338,511	294,340
Income tax expense	119,579	230,830	78,784
Income (loss) before equity in undistributed earnings of subdidiaries	618,158	107,681	215,556
Equity in undistributed earnings (losses) of subsidiaries	0	0	0
Net income (loss) from continuing operations	618,158	107,681	215,556
Equity in undistributed earnings (losses) of discontinued operations			0
Net income (loss)	618,158	107,681	216,691
Comprehensive (loss) income, net of tax	540,836	77,315	153,291
Popular, Inc. Holding Co.
Revenues
Dividend income from subsidiaries	453,200	211,500	102,300
Interest income	8,366	4,238	2,141
Earnings from investments under the equity method	15,498	11,761	12,352
Other operating income	253	86	0
Net (loss) gain, including impairment on equity securities	(777)	0	1,767
Net loss on trading account debt securities	0	266	90
Total income	476,540	227,851	118,650
Expenses
Interest expense	51,218	52,470	52,470
Provision (reversal) for loan losses	(251)	403	(35)
Loss on early extinguishment of debt	(12,522)	0	0
Operating expenses, net of reimbursement by subsidiaries for services provided by parent	3,656	(1,773)	(4,208)
Total expense	67,145	51,100	48,227
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	409,395	176,751	70,423
Income tax expense	0	0	19
Income (loss) before equity in undistributed earnings of subdidiaries	409,395	176,751	70,404
Equity in undistributed earnings (losses) of subsidiaries	208,763	(69,070)	145,152
Net income (loss) from continuing operations	618,158	107,681	215,556
Equity in undistributed earnings (losses) of discontinued operations	0	0	1,135
Net income (loss)	618,158	107,681	216,691
Comprehensive (loss) income, net of tax	$ 540,836	$ 77,315	$ 153,291